Consolidated Statements of Income - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating revenues
Total operating revenues (note 6)	$ 5,506.0	$ 6,111.0
Operating expenses
Operating, maintenance and general	1,419.0	1,464.0
Provincial, state, and municipal taxes	317.0	342.0
Depreciation and amortization	881.0	903.0
Impairment charges	25.0	34.0
Total operating expenses	4,359.0	4,768.0
Income from operations	1,147.0	1,343.0
Income from equity investments (note 8)	149.0	154.0
Other income net (note 9)	708.0	12.0
Interest expense, net	679.0	738.0
Income before provision for income taxes	1,325.0	771.0
Income tax expense (note 10)	341.0	61.0
Net income	984.0	710.0
Non-controlling interest in subsidiaries	1.0	2.0
Preferred stock dividends	45.0	45.0
Net income attributable to common shareholders	$ 937.6	$ 662.8
Earnings per common share (note 12)
Basic	$ 3.78	$ 2.76
Diluted	$ 3.78	$ 2.76
Weighted average shares of common stock outstanding (in millions) (note 12)
Basic	247.8	239.9
Diluted	248.2	240.5
Dividends per common share declared	$ 2.475	$ 2.375
Regulated | Electric
Operating revenues
Total operating revenues (note 6)	$ 4,442.0	$ 4,769.0
Operating expenses
Fuel for generation and purchased power (notes 17 and 19)	1,420.0	1,609.0
Regulated | Gas
Operating revenues
Total operating revenues (note 6)	1,034.0	1,081.0
Operating expenses
Fuel for generation and purchased power (notes 17 and 19)	293.0	350.0
Non-Regulated
Operating revenues
Total operating revenues (note 6)	30.0	261.0
Non-Regulated | Electric
Operating expenses
Fuel for generation and purchased power (notes 17 and 19)	$ 4.0	$ 66.0